SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) subsidiary	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Subsidiaries with US dollar as the functional currency | subsidiary	10
Subsidiaries with peso as the functional currency | subsidiary	2
Subsidiaries with Australian dollar as the functional currency | subsidiary	3
Subsidiaries with Brazilian dollar as the functional currency | subsidiary	5
Right-of-use assets	$ 14,876		$ 1,150
Lease liabilities	$ 17,986	$ 1,227
IFRS16 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Right-of-use assets		1,150
Lease liabilities		1,227
Deferred Rent Liability		$ 77
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		6.20%